DEPOSITS BY CUSTOMERS (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 180,967	£ 190,850
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	177,335	188,004
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	122	114
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,793	1,772
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,717	960
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 173	£ 304